Derivative Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 22, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Share price	$ 9.98	$ 9.81
Share Price Equals Or Exceeds Eighteen USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share price	18
Class of warrants or rights redemption per share	$ 0.01
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days
Number of trading days to determine call of warrant redemption	30 days
Share Price Equals Or Exceeds Ten USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share price	$ 10
Class of warrants or rights redemption per share	$ 0.1
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days
Number of trading days to determine call of warrant redemption	30 days
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding | shares (in Shares)	6,223,261
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding | shares (in Shares)	9,223,261
Event Triggering Warrant Redemption [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price	$ 11.5
Warrant expiration	5 years
Share price	$ 9.2
Total equity proceeds	60.00%
Number of trading days	20 days
Volume weighted average price per share	$ 9.2
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Number of warrants will not exercisable during redemption period price per warrant	$ 0.361
Trigger Price One [Member] | Event Triggering Warrant Redemption [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	115.00%
Class of warrants or right redemption trigger price	$ 18
Trigger Price Two [Member] | Event Triggering Warrant Redemption [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	180.00%
Class of warrants or right redemption trigger price	$ 10